Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 29, 2025	May 11, 2025	Jun. 29, 2025	Jun. 30, 2024	Jul. 02, 2023	Jul. 03, 2022	Jun. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table Total for Current PEO (1) ($)	Compensation Table Total for Former PEO (1) ($)	Compensation Actually Paid to Current PEO (2) ($)	Compensation Actually Paid to Former PEO (2) ($)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (3) ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers (4) ($)	Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (6) ($)	Net Income (Loss) (Thousands) (7) ($)	Adjusted EBITDA (Thousands) (8) ($)

2025	3,107,697	2,785,287	3,027,502	(2,191,435)	1,152,314	223,282	25	174	(199,993)	29,166
2024	—	8,116,816	—	8,234,351	1,289,695	1,363,970	48	147	(6,105)	93,067
2023	—	2,491,246	—	2,254,209	2,009,019	1,774,272	39	130	(44,702)	91,204
2022	—	4,818,185	—	(541,510)	1,908,034	(818,909)	48	104	29,610	98,983
2021	—	3,157,705	—	5,461,145	3,312,977	4,631,438	159	137	118,652	213,065

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			Amounts reported in this column are the amounts of total compensation reported for the PEO for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation — Summary Compensation Table.”The amounts shown in this column reflect the “compensation actually paid” (“CAP”), as calculated under SEC rules, to the PEO for each corresponding fiscal year. A reconciliation between Summary Compensation Table Total Compensation and CAP is set forth below.The amounts shown in this column reflect, for each applicable fiscal year, the average of the amounts reported in the Total column of the Summary Compensation Table for the Company’s named executive officers other than the PEO. The named executive officers included for this purpose for each applicable fiscal year are as follows: (i) for 2025, Mr. Langrock, Mr. Shea, Mr. Hartnett, Mr. Feldman, and Mr. Manley; (ii) for 2024, Mr. Shea, Mr. Hartnett, Mr. Manley, and Mr. Rowland; (iii) for 2023, Mr. Shea, Mr. J. McCann, Mr. Hartnett, and Mr. Rowland; and (iv) for 2022 and 2021, Mr. Shea, Mr. J. McCann, Mr. Hartnett, and Mr. Steven A. Lightman. Mr. Lightman served as the Company’s Group President, Gourmet Foods & Gift Baskets from June 2020 to July 2022.The amounts shown in this column reflect, for each applicable fiscal year, the average amount of CAP, as calculated under SEC rules, to the Company’s named executive officers other than the PEO. A reconciliation between Summary Compensation Table Total Compensation and CAP, is set forth below.
Peer Group Issuers, Footnote			The amounts shown in this column reflect the cumulative total shareholder return of the S&P 500 Consumer Discretionary Index, the published industry index used in the performance graph for the fiscal year ended June 29, 2025, during the period from June 26, 2020 through the end of the applicable fiscal year, assuming an investment of $100 as of the market close on June 26, 2020. A comparison of the cumulative total return of the S&P 500 Consumer Discretionary Index is also included in the Annual Report of the Company being made available to stockholders concurrently with this Proxy Statement.
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table “Total” to CAP to PEO and Average CAP to Other NEOs
For all equity awards, our methodology for calculating the fair value of awards remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements to restricted stock awards based on movements in the Company’s stock price.

	2025			2024		2023		2022		2021
	Current PEO	Former PEO	Average of Other NEOs	PEO	Average of Other NEOs	PEO	Average of Other NEOs	PEO	Average of Other NEOs	PEO	Average of Other NEOs
Summary Compensation Table “Total” Compensation	$3,107,697	$2,785,287	$1,152,314	$8,116,816	$1,289,695	$2,491,246	$2,009,019	$4,818,185	$1,908,034	$3,157,705	$3,312,977

Value of stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	(3,000,005)	(755,154)	(649,410)	(6,093,300)	(654,468)	(1,379,291)	(930,923)	(4,000,026)	(995,568)	(968,750)	(1,899,906)

Fair value at the covered fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,919,810	270,961	158,854	5,669,942	483,790	1,217,012	837,836	-	145,715	1,563,368	2,308,540

Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	-	(4,486,994)	(342,438)	522,828	231,495	(27,695)	(113,420)	(1,342,471)	(1,897,475)	1,611,586	756,733

Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	-	(5,535)	(96,037)	18,065	13,457	(47,063)	(28,239)	(17,198)	20,385	97,236	153,095

CAP Amounts (as calculated)	3,027,502	(2,191,435)	223,282	8,234,351	1,363,970	2,254,209	1,774,272	(541,510)	(818,909)	5,461,145	4,631,438

Non-PEO NEO Average Total Compensation Amount			$ 1,152,314	$ 1,289,695	$ 2,009,019	$ 1,908,034	$ 3,312,977
Non-PEO NEO Average Compensation Actually Paid Amount			$ 223,282	1,363,970	1,774,272	(818,909)	4,631,438
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table “Total” to CAP to PEO and Average CAP to Other NEOs
For all equity awards, our methodology for calculating the fair value of awards remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements to restricted stock awards based on movements in the Company’s stock price.

	2025			2024		2023		2022		2021
	Current PEO	Former PEO	Average of Other NEOs	PEO	Average of Other NEOs	PEO	Average of Other NEOs	PEO	Average of Other NEOs	PEO	Average of Other NEOs
Summary Compensation Table “Total” Compensation	$3,107,697	$2,785,287	$1,152,314	$8,116,816	$1,289,695	$2,491,246	$2,009,019	$4,818,185	$1,908,034	$3,157,705	$3,312,977

Value of stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	(3,000,005)	(755,154)	(649,410)	(6,093,300)	(654,468)	(1,379,291)	(930,923)	(4,000,026)	(995,568)	(968,750)	(1,899,906)

Fair value at the covered fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,919,810	270,961	158,854	5,669,942	483,790	1,217,012	837,836	-	145,715	1,563,368	2,308,540

Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	-	(4,486,994)	(342,438)	522,828	231,495	(27,695)	(113,420)	(1,342,471)	(1,897,475)	1,611,586	756,733

Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	-	(5,535)	(96,037)	18,065	13,457	(47,063)	(28,239)	(17,198)	20,385	97,236	153,095

CAP Amounts (as calculated)	3,027,502	(2,191,435)	223,282	8,234,351	1,363,970	2,254,209	1,774,272	(541,510)	(818,909)	5,461,145	4,631,438

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a list of the most important financial performance measures that the Company has used to link NEO compensation to Company performance for Fiscal 2025:
1.Revenue; and
2.Adjusted EBITDA (non-GAAP).

Total Shareholder Return Amount			$ 25	48	39	48	159
Peer Group Total Shareholder Return Amount			174	147	130	104	137
Net Income (Loss)			$ (199,993,000)	$ (6,105,000)	$ (44,702,000)	$ 29,610,000	$ 118,652,000
Company Selected Measure Amount			29,166,000	93,067,000	91,204,000	98,983,000	213,065,000
PEO Name	Current PEO	Former PEO
Additional 402(v) Disclosure			The amounts shown in this column reflect the cumulative total shareholder return on our Class A common stock during the period from June 26, 2020 through the end of the applicable fiscal year, of a hypothetical investment of $100 in the Company’s Class A Common Stock as of the market close on June 26, 2020.Represents the amount of net income (loss) reflected in the Company’s audited financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA (non-GAAP).
Non-GAAP Measure Description			Represents the amount of Adjusted EBITDA reported by the Company for each applicable year. Adjusted EBITDA is the measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during Fiscal 2025. Adjusted EBITDA is a non-GAAP financial measure.
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,107,697
PEO Actually Paid Compensation Amount			3,027,502
Prior PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,785,287	$ 8,116,816	$ 2,491,246	$ 4,818,185	$ 3,157,705
PEO Actually Paid Compensation Amount			(2,191,435)	8,234,351	2,254,209	(541,510)	5,461,145
PEO | Current PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,000,005)
PEO | Current PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,919,810
PEO | Current PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Current PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prior PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(755,154)	(6,093,300)	(1,379,291)	(4,000,026)	(968,750)
PEO | Prior PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			270,961	5,669,942	1,217,012	0	1,563,368
PEO | Prior PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,486,994)	522,828	(27,695)	(1,342,471)	1,611,586
PEO | Prior PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,535)	18,065	(47,063)	(17,198)	97,236
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(649,410)	(654,468)	(930,923)	(995,568)	(1,899,906)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			158,854	483,790	837,836	145,715	2,308,540
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(342,438)	231,495	(113,420)	(1,897,475)	756,733
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (96,037)	$ 13,457	$ (28,239)	$ 20,385	$ 153,095